Segment Information - Reconciliation of Operating Income (Loss) of Segments to Total Operating Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Impairment, restructuring charges and other related closure costs	$ (65)	$ (90)	$ (292)
Operating income (loss)	109	168	(465)
Product Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	176	291	(161)
Others [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Strategic and other research and development programs	(5)	(7)	(15)
Phase-out and start-up costs	(5)	(16)	(5)
Impairment, restructuring charges and other related closure costs	(65)	(90)	(292)
Other non-allocated provisions	8	(10)	8
Operating income (loss)	$ (67)	$ (123)	$ (304)